Leases - Summary of Supplemental Consolidated Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating leases right-of-use assets	¥ 78,455		¥ 69,612
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Current portion of lease liabilities	¥ 46,426		¥ 35,948
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Non-current portion of lease liabilities	¥ 33,523	$ 4,860	¥ 34,501
Total operating lease liabilities	¥ 79,949		¥ 70,449
Weighted-average remaining lease term (in years) – operating leases	1 year 10 months 17 days	1 year 10 months 17 days	2 years 2 months 4 days
Weighted-average discount rate – operating leases	5.40%	5.40%	5.64%